Defined Benefit Pension Plans Change in Benefit Obligation and Plan Assets (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at January 1,	$ 71,388,000	$ 73,262,000
Service cost	2,512,000	1,980,000	1,753,000
Interest cost	3,754,000	3,490,000	3,450,000
Actuarial loss	(597,000)	1,710,000
Foreign currency exchange rate changes	(1,338,000)	(5,860,000)
Other	1,780,000	1,209,000
Benefit obligation at December 31,	72,601,000	71,388,000	73,262,000
Fair Value of Plan Assets at January 1,	7,694,000	7,860,000
Actual return on plan assets	427,000	210,000
Company contributions	520,000	519,000
Foreign currency exchange rate changes	(145,000)	(612,000)
Fair Value of Plan Assets at December 31,	7,980,000	7,694,000	7,860,000
Defined Benefit Plan, Amounts Recognized in Balance Sheet	64,621,000	63,694,000
Defined Benefit Obligation, Benefits Paid [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefits paid	4,898,000	4,403,000
Benefits paid	4,898,000	4,403,000
Fair Value of Plan Assets, Benefits Paid [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefits paid	516,000	283,000
Benefits paid	$ 516,000	$ 283,000